BANK INDEBTEDNESS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
Disclosure of detailed information about borrowings

As at	March 31 2026	March 31 2025
Other facilities	$6,744	$27,271

As at	March 31 2026	March 31 2025
Credit Facility	$200,000	$452,248
Senior Notes	1,087,954	1,104,740
Other facilities	1,920	2,129
Issuance costs	(15,149)	(15,439)
	1,274,725	1,543,678
Less: current portion	173	219
	$1,274,552	$1,543,459

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2026	March 31 2025
1 – 30 days	$180,277	$189,242
31 – 60 days	23,500	35,959
61 – 90 days	15,159	21,209
Over 90 days	16,350	20,769
Total	$235,286	$267,179
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2026 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$173	$59,053
One - two years	508	59,035
Two - three years	487,265	59,016
Three - four years	200,366	38,910
Four - five years	388	38,887
Thereafter	601,174	57,259
	$1,289,874	$312,160